Loans - Summary of Gross Loans Origination and Internally Assigned Credit Risk Ratings (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Retail loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	₨ 1,790,891.8	$ 19,086.6	₨ 1,660,541.8
Before four years	1,016,809.5	10,836.7	738,109.8
Before three years	1,736,189.6	18,503.6	1,436,058.8
Before two years	2,971,715.0	31,671.3	2,547,190.8
Before one years	3,800,544.1	40,504.6	4,152,270.9
Current	5,760,285.6	61,390.6	5,338,591.4
Revolving Loans	6,026,607.8	64,228.9	5,231,263.8
Revolving loans converted to term loans	478,399.8	5,098.6	427,538.1
Total	23,581,443.2	251,320.9	21,531,565.4
Retail loans | Write off
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	13,114.5	139.8	13,553.2
Before four years	6,675.9	71.1	5,125.7
Before three years	19,405.3	206.8	11,729.4
Before two years	34,049.4	362.9	29,815.6
Before one years	29,634.4	315.8	30,013.6
Current	2,785.0	29.7	8,099.5
Revolving Loans	32,972.8	351.4	30,051.8
Revolving loans converted to term loans	18,704.3	199.3	16,801.6
Total	157,341.6	1,676.8	145,190.4
Retail loans | Auto loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	19,409.1		17,996.6
Before four years	48,119.3		39,541.4
Before three years	149,032.6		111,933.8
Before two years	267,267.7		265,204.1
Before one years	463,051.4		406,692.1
Current	643,777.6		612,616.8
Revolving Loans	95,047.6		96,922.6
Revolving loans converted to term loans	0.0		0.0
Total	1,685,705.3		1,550,907.4
Retail loans | Auto loans | Write off
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	1,222.2		1,490.5
Before four years	1,188.9		1,103.9
Before three years	2,467.6		1,768.9
Before two years	3,209.3		2,771.3
Before one years	2,754.5		2,057.7
Current	181.8		394.4
Revolving Loans	0.0		0.0
Revolving loans converted to term loans	0.0		0.0
Total	11,024.3		9,586.7
Retail loans | Personal loans/Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	2,637.5		7,225.9
Before four years	30,341.0		20,096.4
Before three years	135,067.2		102,481.1
Before two years	296,772.3		325,240.5
Before one years	628,840.1		629,413.2
Current	1,394,076.1		1,241,263.4
Revolving Loans	659,684.2		672,934.7
Revolving loans converted to term loans	478,399.8		427,538.1
Total	3,625,818.2		3,426,193.3
Retail loans | Personal loans/Credit card | Write off
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	1,189.3		2,263.9
Before four years	2,672.9		1,559.0
Before three years	9,377.4		5,988.1
Before two years	18,081.7		18,451.4
Before one years	19,133.7		21,504.4
Current	2,075.4		4,065.9
Revolving Loans	25,516.4		25,111.9
Revolving loans converted to term loans	18,704.3		16,801.6
Total	96,751.1		95,746.2
Retail loans | Retail business banking
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	89,681.7		90,286.8
Before four years	141,978.1		62,968.2
Before three years	303,775.1		208,322.2
Before two years	497,315.7		406,185.5
Before one years	663,516.3		629,013.4
Current	916,360.6		770,115.0
Revolving Loans	3,324,457.0		2,800,798.9
Revolving loans converted to term loans	0.0		0.0
Total	5,937,084.5		4,967,690.0
Retail loans | Retail business banking | Write off
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	1,174.1		1,382.6
Before four years	317.4		176.1
Before three years	419.8		270.1
Before two years	180.3		39.7
Before one years	8.2		44.5
Current	0.8		125.9
Revolving Loans	100.4		22.1
Revolving loans converted to term loans	0.0		0.0
Total	2,201.0		2,061.0
Retail loans | Commercial vehicle and construction equipment finance
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	6,969.0		10,522.3
Before four years	17,695.1		8,530.3
Before three years	110,307.1		64,391.4
Before two years	302,616.2		270,486.3
Before one years	527,032.2		516,036.3
Current	781,994.6		741,055.6
Revolving Loans	308,151.2		251,171.4
Revolving loans converted to term loans	0.0		0.0
Total	2,054,765.4		1,862,193.6
Retail loans | Commercial vehicle and construction equipment finance | Write off
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	569.4		1,242.2
Before four years	1,205.0		853.3
Before three years	4,972.8		2,499.5
Before two years	7,762.4		4,319.4
Before one years	3,347.3		2,794.0
Current	197.1		2,555.9
Revolving Loans	0.0		6.0
Revolving loans converted to term loans	0.0		0.0
Total	18,054.0		14,270.3
Retail loans | Housing loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	1,654,697.5		1,513,385.3
Before four years	761,897.7		596,492.3
Before three years	996,721.5		917,561.9
Before two years	1,466,538.6		1,189,865.8
Before one years	1,252,301.3		1,630,476.8
Current	1,332,842.8		1,293,396.9
Revolving Loans	0.0		0.0
Revolving loans converted to term loans	0.0		0.0
Total	7,464,999.4		7,141,179.0
Retail loans | Housing loans | Write off
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	5,235.8		3,091.7
Before four years	364.9		477.1
Before three years	161.5		79.8
Before two years	34.3		5.1
Before one years	12.4		23.0
Current	0.4		0.0
Revolving Loans	2.0		0.0
Revolving loans converted to term loans	0.0		0.0
Total	5,811.3		3,676.7
Retail loans | Other retail loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	17,497.0		21,124.9
Before four years	16,778.3		10,481.2
Before three years	41,286.1		31,368.4
Before two years	141,204.5		90,208.6
Before one years	265,802.8		340,639.1
Current	691,233.9		680,143.7
Revolving Loans	1,639,267.8		1,409,436.2
Revolving loans converted to term loans	0.0		0.0
Total	2,813,070.4		2,583,402.1
Retail loans | Other retail loans | Write off
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	3,723.7		4,082.3
Before four years	926.8		956.3
Before three years	2,006.2		1,123.0
Before two years	4,781.4		4,228.7
Before one years	4,378.3		3,590.0
Current	329.5		957.4
Revolving Loans	7,354.0		4,911.8
Revolving loans converted to term loans	0.0		0.0
Total	23,499.9		19,849.5
Retail loans | Performing | Auto loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	16,535.8		16,872.3
Before four years	46,935.6		38,368.9
Before three years	146,246.0		109,709.7
Before two years	263,176.0		261,060.2
Before one years	458,666.2		403,060.5
Current	642,906.1		611,564.6
Revolving Loans	94,376.8		93,911.1
Revolving loans converted to term loans	0.0		0.0
Total	1,668,842.5		1,534,547.3
Retail loans | Performing | Personal loans/Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	2,280.5		6,682.8
Before four years	29,663.0		19,129.5
Before three years	132,630.1		100,673.9
Before two years	293,206.7		320,434.6
Before one years	624,760.2		623,756.2
Current	1,392,446.3		1,238,873.6
Revolving Loans	648,971.2		661,166.9
Revolving loans converted to term loans	477,898.0		426,548.1
Total	3,601,856.0		3,397,265.6
Retail loans | Performing | Retail business banking
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	83,414.1		84,507.8
Before four years	138,520.8		59,255.0
Before three years	299,789.7		204,872.5
Before two years	493,490.9		402,892.1
Before one years	660,532.9		627,467.3
Current	915,935.4		769,923.2
Revolving Loans	3,260,460.5		2,750,841.8
Revolving loans converted to term loans	0.0		0.0
Total	5,852,144.3		4,899,759.7
Retail loans | Performing | Commercial vehicle and construction equipment finance
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	5,731.7		9,615.7
Before four years	16,729.7		7,142.1
Before three years	105,794.0		61,927.7
Before two years	293,435.4		263,199.8
Before one years	519,939.1		507,988.5
Current	780,908.6		739,656.0
Revolving Loans	301,789.3		244,293.4
Revolving loans converted to term loans	0.0		0.0
Total	2,024,327.8		1,833,823.2
Retail loans | Performing | Housing loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	1,631,633.0		1,488,044.3
Before four years	755,549.5		590,450.9
Before three years	988,830.2		910,615.5
Before two years	1,460,784.5		1,182,559.1
Before one years	1,249,556.3		1,626,523.9
Current	1,332,450.2		1,292,823.4
Revolving Loans	0.0		0.0
Revolving loans converted to term loans	0.0		0.0
Total	7,418,803.7		7,091,017.1
Retail loans | Performing | Other retail loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	14,195.7		15,220.9
Before four years	15,845.5		9,225.1
Before three years	36,629.1		29,591.7
Before two years	103,370.2		84,335.1
Before one years	255,674.0		312,070.2
Current	690,107.1		676,203.4
Revolving Loans	1,591,744.9		1,366,920.4
Revolving loans converted to term loans	0.0		0.0
Total	2,707,566.5		2,493,566.8
Retail loans | Non-performing | Auto loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	2,873.3		1,124.3
Before four years	1,183.7		1,172.5
Before three years	2,786.6		2,224.1
Before two years	4,091.7		4,143.9
Before one years	4,385.2		3,631.6
Current	871.5		1,052.2
Revolving Loans	670.8		3,011.5
Revolving loans converted to term loans	0.0		0.0
Total	16,862.8		16,360.1
Retail loans | Non-performing | Personal loans/Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	357.0		543.1
Before four years	678.0		966.9
Before three years	2,437.1		1,807.2
Before two years	3,565.6		4,805.9
Before one years	4,079.9		5,657.0
Current	1,629.8		2,389.8
Revolving Loans	10,713.0		11,767.8
Revolving loans converted to term loans	501.8		990.0
Total	23,962.2		28,927.7
Retail loans | Non-performing | Retail business banking
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	6,267.6		5,779.0
Before four years	3,457.3		3,713.2
Before three years	3,985.4		3,449.7
Before two years	3,824.8		3,293.4
Before one years	2,983.4		1,546.1
Current	425.2		191.8
Revolving Loans	63,996.5		49,957.1
Revolving loans converted to term loans	0.0		0.0
Total	84,940.2		67,930.3
Retail loans | Non-performing | Commercial vehicle and construction equipment finance
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	1,237.3		906.6
Before four years	965.4		1,388.2
Before three years	4,513.1		2,463.7
Before two years	9,180.8		7,286.5
Before one years	7,093.1		8,047.8
Current	1,086.0		1,399.6
Revolving Loans	6,361.9		6,878.0
Revolving loans converted to term loans	0.0		0.0
Total	30,437.6		28,370.4
Retail loans | Non-performing | Housing loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	23,064.5		25,341.0
Before four years	6,348.2		6,041.4
Before three years	7,891.3		6,946.4
Before two years	5,754.1		7,306.7
Before one years	2,745.0		3,952.9
Current	392.6		573.5
Revolving Loans	0.0		0.0
Revolving loans converted to term loans	0.0		0.0
Total	46,195.7		50,161.9
Retail loans | Non-performing | Other retail loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	3,301.3		5,904.0
Before four years	932.8		1,256.1
Before three years	4,657.0		1,776.7
Before two years	37,834.3		5,873.5
Before one years	10,128.8		28,568.9
Current	1,126.8		3,940.3
Revolving Loans	47,522.9		42,515.8
Revolving loans converted to term loans	0.0		0.0
Total	105,503.9		89,835.3
Wholesale loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	527,414.8	5,621.0	332,556.5
Before four years	418,517.4	4,460.4	414,914.8
Before three years	538,907.7	5,743.4	694,205.1
Before two years	1,089,976.8	11,616.5	877,711.1
Before one years	955,221.2	10,180.3	1,512,860.8
Current	1,881,494.8	20,052.2	1,397,420.9
Revolving Loans	2,595,219.5	27,658.8	1,877,576.5
Total	8,006,752.2	85,332.6	7,107,245.7
Wholesale loans | Write off
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	0.0	0.0	10.9
Before four years	0.0	0.0	2.1
Before three years	0.0	0.0	0.0
Before two years	0.0	0.0	0.0
Before one years	26.0	0.3	708.0
Current	0.0	0.0	0.0
Revolving Loans	121.8	1.3	3,478.2
Total	147.8	$ 1.6	4,199.2
Wholesale loans | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	494,819.8		303,812.7
Before four years	405,619.9		393,131.7
Before three years	525,289.7		674,953.6
Before two years	1,086,127.5		863,574.4
Before one years	954,899.5		1,483,506.6
Current	1,875,563.9		1,395,844.6
Revolving Loans	2,554,618.6		1,841,034.8
Total	7,896,938.9		6,955,858.4
Wholesale loans | Labelled
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	7,139.8		2,577.7
Before four years	5,055.2		9,883.5
Before three years	11,476.4		11,399.0
Before two years	3,103.9		12,831.6
Before one years	208.1		5,985.4
Current	5,922.9		1,576.3
Revolving Loans	16,092.6		12,808.6
Total	48,998.9		57,062.1
Wholesale loans | Non-performing
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	25,455.2		26,166.1
Before four years	7,842.3		11,899.6
Before three years	2,141.6		7,852.5
Before two years	745.4		1,305.1
Before one years	113.6		23,368.8
Current	8.0		0.0
Revolving Loans	24,508.3		23,733.1
Total	₨ 60,814.4		₨ 94,325.2